Intangible assets and goodwill (Tables)	12 Months Ended
Dec. 31, 2017
Intangible assets and goodwill
Schedule of finite lived intangible assets

			Technologies,
			including		Trademarks
	Customer		development		and
	relationships	Backlog	in-process	Software	trade names	Other(1)	Total
Cost
Balance as at December 31, 2015	$13.9	$—	$251.2	$110.1	$67.4	$9.0	$451.6
Purchase of intangible assets	—	—	—	12.3	—	—	12.3
Development of intangible assets	—	—	49.2	—	—	—	49.2
Disposals	—	—	(1.2)	(0.5)	—	—	(1.7)
Foreign currency translation	—	—	—	0.4	—	0.2	0.6
Balance as at December 31, 2016	13.9	—	299.2	122.3	67.4	9.2	512.0
Acquired from business combination (note 9)	608.2	331.0	317.8	46.0	36.8	100.0	1,439.8
Purchase of intangible assets	—	—	—	30.7	—	—	30.7
Development of intangible assets	—	—	56.0	—	—	—	56.0
Disposals	—	—	—	(0.2)	—	—	(0.2)
Foreign currency translation	0.1	—	—	2.5	—	0.5	3.1
Balance as at December 31, 2017	$622.2	$331.0	$673.0	$201.3	$104.2	$109.7	$2,041.4
Accumulated amortization
Balance as at December 31, 2015	$3.7	$—	$61.3	$55.8	$10.7	$6.7	$138.2
Amortization Expense	1.1	—	24.0	14.3	3.4	0.7	43.5
Disposals	—	—	(1.3)	(0.5)	—	—	(1.8)
Foreign currency translation	—	—	—	0.4	—	0.1	0.5
Balance as at December 31, 2016	4.8	—	84.0	70.0	14.1	7.5	180.4
Amortization expense	11.5	23.3	39.1	17.0	4.3	10.8	106.0
Disposals	—	—	—	(0.2)	—	—	(0.2)
Foreign currency translation	0.1	—	—	1.3	—	0.4	1.8
Balance as at December 31, 2017	$16.4	$23.3	$123.1	$88.1	$18.4	$18.7	$288.0
Net book value
December 31, 2017	$605.8	$307.7	$549.9	$113.2	$85.8	$91.0	$1,753.4
December 31, 2016	$9.1	$—	$215.2	$52.3	$53.3	$1.7	$331.6

(1)	Other intangible assets is comprised of the following finite life intangible assets: licenses, image library and non-compete agreements.

Schedule of reconciliation of changes in goodwill

	Space
	Systems	Imagery	Services	Total
Balance as at December 31, 2015	$622.8	$26.8	$47.4	$697.0
Foreign currency translation	2.3	0.2	—	2.5
Balance as at December 31, 2016	625.1	27.0	47.4	699.5
Goodwill on acquisition of DigitalGlobe (note 9)	142.9	1,399.8	126.2	1,668.9
Foreign currency translation	5.6	0.4	—	6.0
Balance as at December 31, 2017	$773.6	$1,427.2	$173.6	$2,374.4

Schedule of key assumptions used in performing the impairment test

			Perpetual
Segment	Valuation method	Discount rate	growth rate
Space Systems	Value in use	7.5%	2.0%
Imagery	Value in use	10.3%	2.0%
Services	Value in use	10.3%	3.0%